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                       Prudential MoneyMart Assets, Inc.

                    Prudential Total Return Bond Fund, Inc.

                   Prudential U.S. Emerging Growth Fund, Inc.

                          Prudential World Fund, Inc.
                      Prudential International Value Fund

                        Special Money Market Fund, Inc.

                   The Prudential Investment Portfolios, Inc.
                  Prudential Jennison Equity Opportunity Fund
                        Prudential Jennison Growth Fund

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                        Supplement dated March 25, 2002

   The information in this supplement supersedes any contrary information that may be contained either in the prospectuses to which this supplement relates or in the statements of additional information that correspond to these Funds.

1. In the prospectus of each Fund listed above, the section generally entitled 'How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares--Step 2:
   Choose a Share Class,' is modified by the following information:

      Beginning March 25, 2002, qualified state tuition programs (529 plans) may purchase Class Z shares of the Fund.

2. At the end of the same section of the prospectus of each Fund listed above, add the following new paragraph:

      Payments to Third Parties for Account Maintenance

   The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.


MF2002C3

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   The information in this supplement relates to the prospectuses and SAIs indicated below.

Fund Name                                      Date of Prospectus/SAI
--------------------------------------------   -----------------------
Prudential MoneyMart Assets, Inc............   February 14, 2002
Prudential Total Return Bond Fund, Inc......   March 1, 2002
Prudential U.S. Emerging Growth Fund, Inc...   December 28, 2001
Prudential World Fund, Inc.
  Prudential International Value Fund.......   December 28, 2001
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity
    Fund....................................   November 29, 2001
  Prudential Jennison Growth Fund...........   November 29, 2001
Special Money Market Fund, Inc..............   August 24, 2001